Stock-Based Compensation - Stock Options Outstanding and Exercisable (Detail) (USD $)	12 Months Ended
	Feb. 24, 2013	Feb. 26, 2012	Feb. 27, 2011	Feb. 28, 2010
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Number	19,147,181	20,551,065	22,233,973	23,884,297
Weighted-average remaining contractual life	6 years 2 months 16 days	6 years 6 months 29 days	7 years 7 months 10 days	8 years 4 months 17 days
Exercisable Number	16,408,669	17,687,390	17,795,661
Weighted Average Exercise Price	$ 0.68	$ 0.74	$ 0.74
Range Zero Point Six Zero [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 0.60
Outstanding Number	17,784,140
Weighted-average remaining contractual life	6 years 6 months 15 days
Exercisable Number	15,045,628
Weighted Average Exercise Price	$ 0.60
Range One Point Five Zero [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 1.50
Outstanding Number	1,294,201
Weighted-average remaining contractual life	1 month 24 days
Exercisable Number	1,294,201
Weighted Average Exercise Price	$ 1.50
Range Two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 2.00
Outstanding Number	62,540
Weighted-average remaining contractual life	1 year 10 months 1 day
Exercisable Number	62,540
Weighted Average Exercise Price	$ 2.00
Exercise Price Range Four Point Five Two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 4.52
Outstanding Number	6,300
Weighted-average remaining contractual life	3 years 1 month 17 days
Exercisable Number	6,300
Weighted Average Exercise Price	$ 4.52
Range Zero Point Six Zero to Four Point Five Two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Number	19,147,181
Weighted-average remaining contractual life	6 years 1 month 6 days
Exercisable Number	16,408,669
Weighted Average Exercise Price	$ 0.68
Minimum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 0.60
Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 4.52